Income and mining taxes (Schedule of deferred taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	$ 151,946	$ 125,638
Deferred tax liability	(407,152)	(251,294)
Deferred income tax liability	(255,206)	(125,656)	$ (128,180)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	151,946	125,638
Deferred tax liability	(362,767)	(233,730)
Deferred income tax liability	(210,821)	(108,092)
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	$ (44,385)	$ (17,564)